UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001947965

OCCU Auto Receivables Trust 2022-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001948030

Central Index Key Number of underwriter (if applicable): 0001947967

                                                     Dave Schiffer, (541) 687-2347
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 29, 2022, of Grant Thornton LLP, obtained by the issuer, with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

OCCU AUTO FUNDING LLC
(Depositor)
Date: September 30, 2022
	By:	/s/ Ronald F. Neumann
		Name:	Ronald F. Neumann
		Title:	President and CEO of Oregon Community
Credit Union

Exhibit 99.1	Agreed-upon procedures report, dated September 29, 2022, of Grant Thornton LLP.